Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Provision

The income tax provision for the year ended December 31, 2013 consists of:

2013
Current provision	$4,078,826
Deferred benefit	(378,781)
Increase in valuation allowance	77,068

Total	$3,777,113

Tax benefit, discontinued operations	$(514,371)

Deferred Income Tax Assets and Liabilities

Deferred income tax assets and liabilities as of December 31, 2013 are comprised of:

2013
Deferred income tax assets:
Accounts receivable	$135,983
Accounts payable	1,131,070
Accrued liabilities	338,901
Deferred rent and lease incentives	2,353,514
Stock compensation	202,453
Other assets	54,836

Total deferred tax assets	4,216,757
Valuation allowance	(314,289)

Net deferred tax assets	3,902,468

Deferred income tax liabilities:
Fixed assets	(1,158,897)
Intangible assets	(1,725,099)
Equity investments in affiliates	(1,330,295)
Prepaid and other current assets	(174,419)

Total deferred tax liabilities	(4,388,710)

Net deferred tax liabilities	$(486,242)

Balance Sheet Classification of Deferred Income Tax Assets and Liabilities	The balance sheet classification of deferred income tax assets (liabilities) at December 31, 2013 follows:

2013
Current	$2,118,637
Long-term	(2,604,879)

Total	$(486,242)

Change in Valuation Allowance on Deferred Tax Assets

The change in the Company’s valuation allowance on deferred tax assets during the year ended December 31, 2013 follows:

2013
Beginning valuation allowance	$—
Reverse acquisition	237,221
Change in valuation allowance	77,068

Ending valuation allowance	$314,289

Effective Income Tax Rate

The Company’s effective income tax rate for continuing operations differs from the U.S. Federal statutory rate as follows:

2013
Federal statutory rate	34%
State	4
Impairment of goodwill	-43%
Tax benefit, discontinued operations	-3%
Deferred taxes, reverse acquisition	-4%
Other	-6%

Effective income tax rate	-18%